United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/20

Date of Reporting Period: Six months ended 02/29/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2020
Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Short-Intermediate Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2019 through February 29, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At February 29, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	47.8%
Corporate Debt Securities	27.4%
Federated Mortgage Core Portfolio	6.3%
Asset-Backed Securities	5.5%
Federated Project and Trade Finance Core Fund	4.2%
Federated Bank Loan Core Fund	2.5%
Collateralized Mortgage Obligations	2.5%
Securities Lending Collateral[2]	1.6%
Mortgage-Backed Securities[3]	0.9%
Derivative Contracts[4]	0.0%[5]
Cash Equivalents[6]	2.7%
Other Assets and Liabilities—Net[7]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—27.4%
		Basic Industry - Metals & Mining—0.3%
$50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	$52,026
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	457,726
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	517,648
		TOTAL	1,027,400
		Capital Goods - Aerospace & Defense—0.8%
1,000,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	1,002,457
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	432,100
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	514,942
665,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.056%, 4/5/2025	676,492
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	25,666
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	32,068
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	508,750
		TOTAL	3,192,475
		Capital Goods - Building Materials—0.1%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	530,079
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,052,521
		Capital Goods - Diversified Manufacturing—0.5%
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	150,363
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	31,023
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	432,037
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	1,008,926
350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 2.341% (3-month USLIBOR +0.450%), 6/5/2020	350,334
		TOTAL	1,972,683
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	53,260
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	265,707
		Communications - Cable & Satellite—0.3%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	181,015
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	$1,086,686
		TOTAL	1,267,701
		Communications - Media & Entertainment—0.1%
175,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	182,272
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	212,116
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	103,081
		TOTAL	497,469
		Communications - Telecom Wireless—0.3%
555,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	570,344
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	453,885
		TOTAL	1,024,229
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	876,832
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	519,918
		TOTAL	1,396,750
		Consumer Cyclical - Automotive—0.4%
665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	671,315
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/13/2020	501,690
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	424,560
		TOTAL	1,597,565
		Consumer Cyclical - Retailers—0.7%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	798,647
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	1,025,622
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	995,130
		TOTAL	2,819,399
		Consumer Cyclical - Services—0.6%
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,025,179
500,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	508,197
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	980,852
		TOTAL	2,514,228
		Consumer Non-Cyclical - Food/Beverage—1.7%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.391% (3-month USLIBOR +0.700%), 11/15/2021	285,045
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	452,862
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	$314,687
1,000,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,043,339
810,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	869,948
1,320,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,352,546
660,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	666,419
1,000,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	1,086,109
475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	503,630
	TOTAL	6,574,585
	Consumer Non-Cyclical - Health Care—0.8%
875,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	898,653
940,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	967,060
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	146,306
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.700%, 4/1/2020	1,275,824
	TOTAL	3,287,843
	Consumer Non-Cyclical - Pharmaceuticals—2.6%
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.600%, 11/21/2024	1,034,073
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	1,250,985
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 3/12/2020	1,000,288
950,000	Amgen, Inc., Sr. Unsecd. Note, 1.900%, 2/21/2025	961,039
395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	403,681
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,074,140
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	734,536
500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.875%, 8/15/2020	502,963
385,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	405,932
790,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	835,887
1,000,000	Teva Pharmaceutical Finance IV LLC, Sr. Unsecd. Note, 2.250%, 3/18/2020	998,125
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	971,920
	TOTAL	10,173,569
	Consumer Non-Cyclical - Supermarkets—0.3%
990,000	Kroger Co., Sr. Unsecd. Note, 2.800%, 8/1/2022	1,025,420
	Consumer Non-Cyclical - Tobacco—0.4%
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	392,167
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$500,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	$512,231
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.250%, 6/12/2020	675,539
		TOTAL	1,579,937
		Energy - Independent—0.4%
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	867,460
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.850%, 3/15/2021	513,144
		TOTAL	1,380,604
		Energy - Integrated—0.2%
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	910,153
		Energy - Midstream—0.3%
225,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	225,581
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	163,529
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	51,960
450,000		MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	468,435
295,000	[1]	MPLX LP, Sr. Unsecd. Note, 2.785% (3-month USLIBOR +0.900%), 9/9/2021	295,876
		TOTAL	1,205,381
		Energy - Oil Field Services—0.1%
275,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	276,482
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	102,855
600,000	[1]	Phillips 66, Sr. Unsecd. Note, 144A, 2.581% (3-month USLIBOR +0.750%), 4/15/2020	600,258
		TOTAL	703,113
		Financial Institution - Banking—6.6%
143,000		American Express Co., 2.650%, 12/2/2022	147,385
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,024,706
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,096,135
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	558,815
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,872,573
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,126,494
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,256,042
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	50,821
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	758,763
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$513,314
355,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	376,058
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	422,294
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	253,360
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	676,741
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	102,100
1,375,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,390,037
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	702,392
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	513,509
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	527,588
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	262,469
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,211,038
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,050,844
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	209,768
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,264,878
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	761,984
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	464,087
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	521,950
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.200% (3-month USLIBOR +1.400%), 10/24/2023	168,309
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	534,760
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,009,003
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,130,079
980,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	1,005,098
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	767,674
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.007% (3-month USLIBOR +1.230%), 10/31/2023	760,647
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	770,899
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	361,658
		TOTAL	25,624,272
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	434,027
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	406,174
		TOTAL	840,201
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.5%
$750,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	$798,934
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,064,860
		TOTAL	1,863,794
		Financial Institution - Insurance - Life—1.0%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,060,289
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,065,875
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,009,415
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	343,968
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	523,712
		TOTAL	4,003,259
		Financial Institution - Insurance - P&C—0.4%
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	804,845
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	542,461
		TOTAL	1,347,306
		Financial Institution - REIT - Healthcare—0.2%
700,000		Healthcare Trust of America, 3.700%, 4/15/2023	737,816
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	328,211
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	199,285
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	505,999
		Technology—2.4%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,155,349
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,013,908
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,003,442
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	504,784
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	637,139
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.083% (3-month USLIBOR +0.470%), 11/30/2020	622,080
750,000		Intel Corp., 3.300%, 10/1/2021	773,780
1,250,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	1,250,536
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,008,945
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	590,474
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	736,213
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$159,458
	TOTAL	9,456,108
	Transportation - Services—0.3%
585,000	FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	604,041
210,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	215,477
485,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	499,702
	TOTAL	1,319,220
	Utility - Electric—3.0%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	512,474
850,000	Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	869,652
870,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	874,311
605,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	609,842
255,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	263,118
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	640,783
1,000,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	1,005,777
460,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	467,249
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,029,624
930,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	952,201
710,000	EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	715,556
460,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	486,097
450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	473,393
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	382,798
1,000,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	1,001,000
300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	305,240
1,250,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 2.450%, 6/15/2020	1,252,465
	TOTAL	11,841,580
	Utility - Natural Gas—0.6%
600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	617,799
1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,257,033
250,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	252,195
	TOTAL	2,127,027
	TOTAL CORPORATE BONDS (IDENTIFIED COST $103,404,075)	106,522,631
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—5.5%
	Auto Receivables—4.1%
$1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	$1,966,327
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	2,025,201
1,500,000	GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,524,272
2,425,000	General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,494,055
925,000	Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	950,405
1,200,000	Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,231,084
4,000,000	Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,139,428
1,600,000	World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,659,152
	TOTAL	15,989,924
	Credit Card—0.7%
500,000	Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	515,946
2,000,000	Master Credit Card Trust 2020-1A, Class A, 1.990%, 9/21/2024	2,038,975
	TOTAL	2,554,921
	Equipment Lease—0.7%
1,000,000	CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,012,737
1,650,000	John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,690,360
	TOTAL	2,703,097
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,697,359)	21,247,942
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
	Commercial Mortgage—2.5%
1,750,000	Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,847,404
1,300,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,364,222
400,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	417,181
175,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	183,377
750,000	Commercial Mortgage Trust 2013-CR8, Class B, 3.953%, 6/10/2046	795,290
184,010	Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	184,925
1,425,000	GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,517,766
1,750,000	GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,834,976
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	$466,608
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	776,578
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	162,060
244,301		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	245,505
		TOTAL	9,795,892
		Federal Home Loan Mortgage Corporation—0.0%
28,038	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 2.258% (1-month USLIBOR +0.600%), 12/15/2037	28,293
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,601,026)	9,824,185
		MORTGAGE-BACKED SECURITIES—0.9%
		Federal National Mortgage Association—0.9%
2,055,989		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	2,223,054
1,115,736		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	1,183,406
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,310,801)	3,406,460
		U.S. TREASURIES—47.8%
6,983,415		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	7,170,549
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,530,744
10,000,000		United States Treasury Note, 1.375%, 10/15/2022	10,121,300
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	7,027,791
18,000,000		United States Treasury Note, 1.375%, 1/31/2025	18,377,136
10,000,000		United States Treasury Note, 1.500%, 1/15/2023	10,168,122
6,500,000		United States Treasury Note, 1.500%, 10/31/2024	6,665,641
2,000,000		United States Treasury Note, 1.625%, 6/30/2021	2,015,438
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	5,088,894
6,500,000	[2]	United States Treasury Note, 1.625%, 5/31/2023	6,648,011
1,000,000		United States Treasury Note, 1.750%, 5/31/2022	1,018,352
17,000,000		United States Treasury Note, 1.750%, 6/30/2024	17,584,871
7,500,000		United States Treasury Note, 1.750%, 7/31/2024	7,763,607
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,637,993
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,077,675
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	1,024,911
2,500,000		United States Treasury Note, 2.000%, 2/28/2021	2,522,636
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$4,950,000		United States Treasury Note, 2.000%, 10/31/2022	$5,092,346
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,088,710
9,500,000		United States Treasury Note, 2.000%, 5/31/2024	9,919,463
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,569,844
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,477,877
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,143,035
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	7,952,354
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,307,470
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,706,188
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,572,894
		TOTAL U.S. TREASURIES (IDENTIFIED COST $180,477,571)	186,273,852
		INVESTMENT COMPANIES—17.3%
1,028,076		Federated Bank Loan Core Fund	9,931,218
6,247,500		Federated Government Obligations Fund, Premier Shares, 1.50%[4]	6,247,500
10,509,403		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[4]	10,513,607
2,429,042		Federated Mortgage Core Portfolio	24,363,293
1,838,811		Federated Project and Trade Finance Core Fund	16,365,414
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $68,054,772)	67,421,032
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $385,545,604)[5]	394,696,102
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[6]	(5,355,668)
		TOTAL NET ASSETS—100%	$389,340,434
At February 29, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Unrealized Depreciation
[7]United States Treasury Notes 10-Year Short Futures	5	$673,750	June 2020	$(14,973)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	Balance of Shares Held 8/31/2019	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	221,364	3,555	(224,919)
Federated Bank Loan Core Fund	622,053	406,023	—
Federated Government Obligations Fund, Premier Shares*	—	7,324,800	(1,077,300)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	10,256,608	61,278,207	(61,025,412)
Federated Mortgage Core Portfolio	2,016,219	412,823	—
Federated Project and Trade Finance Core Fund	1,794,994	43,817	—
High Yield Bond Portfolio	906,216	—	(906,216)
TOTAL OF AFFILIATED TRANSACTIONS	15,817,454	69,469,225	(63,233,847)
Semi-Annual Shareholder Report

Balance of Shares Held 2/29/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
—	$—	$(137,267)	$164,200	$37,359
1,028,076	$9,931,218	$(111,693)	$—	$209,142
6,247,500	$6,247,500	N/A	N/A	$13,918
10,509,403	$10,513,607	$855	$(636)	$78,226
2,429,042	$24,363,293	$274,714	$—	$338,115
1,838,811	$16,365,414	$(200,004)	$—	$392,340
—	$—	$(94,342)	$103,404	$28,324
22,052,832	$67,421,032	$(267,737)	$266,968	$1,097,424
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $385,545,604.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$106,522,631	$—	$106,522,631
Asset-Backed Securities	—	21,247,942	—	21,247,942
Collateralized Mortgage Obligations	—	9,824,185	—	9,824,185
Mortgage-Backed Securities	—	3,406,460	—	3,406,460
U.S. Treasuries	—	186,273,852	—	186,273,852
Investment Companies[1]	51,055,618	—	—	67,421,032
TOTAL SECURITIES	$51,055,618	$327,275,070	$—	$394,696,102
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(14,973)	—	—	(14,973)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,973)	$—	$—	$(14,973)
1	As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $16,365,414 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.34	$10.63
Income From Investment Operations:
Net investment income	0.10	0.22	0.19[1]	0.18	0.23[1]	0.25[1]
Net realized and unrealized gain (loss)	0.11	0.32	(0.24)	(0.06)	0.10	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.54	(0.05)	0.12	0.33	(0.04)
Less Distributions:
Distributions from net investment income	(0.10)	(0.22)	(0.19)	(0.18)	(0.24)	(0.25)
Net Asset Value, End of Period	$10.56	$10.45	$10.13	$10.37	$10.43	$10.34
Total Return[2]	2.07%	5.35%	(0.44)%	1.16%	3.23%	(0.34)%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.62%	0.63%	0.61%	0.61%	0.60%
Net investment income	2.02%[3]	2.10%	1.89%	1.73%	2.22%	2.41%
Expense waiver/reimbursement[4]	0.16%[3]	0.17%	0.15%	0.16%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,505	$23,774	$25,078	$27,334	$26,374	$16,654
Portfolio turnover	19%	33%	27%	11%	30%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.33	$10.63
Income From Investment Operations:
Net investment income	0.12	0.24	0.22[1]	0.20	0.26[1]	0.28[1]
Net realized and unrealized gain (loss)	0.10	0.32	(0.24)	(0.06)	0.10	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.56	(0.02)	0.14	0.36	(0.02)
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.22)	(0.20)	(0.26)	(0.28)
Net Asset Value, End of Period	$10.55	$10.45	$10.13	$10.37	$10.43	$10.33
Total Return[2]	2.10%	5.61%	(0.19)%	1.41%	3.59%	(0.19)%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.37%	0.38%	0.36%	0.36%	0.35%
Net investment income	2.27%[3]	2.36%	2.15%	1.98%	2.51%	2.64%
Expense waiver/reimbursement[4]	0.15%[3]	0.15%	0.16%	0.20%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$266,882	$289,131	$278,385	$266,383	$230,866	$203,880
Portfolio turnover	19%	33%	27%	11%	30%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.44	$10.12	$10.36	$10.42	$10.33	$10.62
Income From Investment Operations:
Net investment income	0.11	0.21	0.19[1]	0.18	0.23[1]	0.25[1]
Net realized and unrealized gain (loss)	0.09	0.32	(0.24)	(0.06)	0.10	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.20	0.53	(0.05)	0.12	0.33	(0.04)
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.19)	(0.18)	(0.24)	(0.25)
Net Asset Value, End of Period	$10.54	$10.44	$10.12	$10.36	$10.42	$10.33
Total Return[2]	1.97%	5.35%	(0.43)%	1.16%	3.23%	(0.34)%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.62%	0.63%	0.61%	0.61%	0.60%
Net investment income	2.02%[3]	2.10%	1.84%	1.72%	2.27%	2.36%
Expense waiver/reimbursement[4]	0.15%[3]	0.15%	0.16%	0.18%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,467	$12,477	$12,525	$34,375	$27,975	$28,600
Portfolio turnover	19%	33%	27%	11%	30%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares*
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2020	Year Ended August 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.13	$10.37	$10.43	$10.33	$10.63
Income From Investment Operations:
Net investment income	0.12	0.24	0.22[1]	0.21	0.16[1]	0.20[1]
Net realized and unrealized gain (loss)	0.10	0.32	(0.24)	(0.06)	0.13	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.56	(0.02)	0.15	0.29	(0.10)
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.22)	(0.21)	(0.19)	(0.20)
Net Asset Value, End of Period	$10.55	$10.45	$10.13	$10.37	$10.43	$10.33
Total Return[2]	2.10%	5.62%	(0.18)%	1.42%	2.82%	(0.93)%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.37%	0.35%	1.11%	1.10%
Net investment income	2.28%[3]	2.37%	2.16%	2.00%	1.57%	1.89%
Expense waiver/reimbursement[4]	0.12%[3]	0.12%	0.12%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,486	$48,105	$28,523	$28,306	$753	$0[5]
Portfolio turnover	19%	33%	27%	11%	30%	23%
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2020 (unaudited)
Assets:
Investment in securities, at value including $6,136,625 of securities loaned and including $67,421,032 of investment in affiliated holdings* (identified cost $385,545,604)		$394,696,102
Income receivable		1,805,995
Income receivable from affiliated holdings*		177,785
Receivable for shares sold		12,277,815
TOTAL ASSETS		408,957,697
Liabilities:
Payable for investments purchased	$985,826
Payable for shares redeemed	12,216,528
Bank overdraft	2,271
Payable for variation margin on futures contracts	7,135
Payable for collateral due to broker for securities lending	6,247,500
Income distribution payable	36,911
Payable for investment adviser fee (Note 5)	4,053
Payable for administrative fees (Note 5)	1,662
Payable for other service fees (Notes 2 and 5)	12,765
Accrued expenses (Note 5)	102,612
TOTAL LIABILITIES		19,617,263
Net assets for 36,896,488 shares outstanding		$389,340,434
Net Assets Consist of:
Paid-in capital		$387,640,428
Total distributable earnings (loss)		1,700,006
TOTAL NET ASSETS		$389,340,434
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($49,505,293 ÷ 4,689,905 shares outstanding), no par value, unlimited shares authorized	$10.56
Offering price per share (100/99.00 of $10.56)	$10.67
Redemption proceeds per share	$10.56
Institutional Shares:
Net asset value per share ($266,881,759 ÷ 25,291,146 shares outstanding), no par value, unlimited shares authorized	$10.55
Offering price per share	$10.55
Redemption proceeds per share	$10.55
Service Shares:
Net asset value per share ($13,466,944 ÷ 1,277,286 shares outstanding), no par value, unlimited shares authorized	$10.54
Offering price per share	$10.54
Redemption proceeds per share	$10.54
Class R6 Shares:
Net asset value per share ($59,486,438 ÷ 5,638,151 shares outstanding), no par value, unlimited shares authorized	$10.55
Offering price per share	$10.55
Redemption proceeds per share	$10.55
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 29, 2020 (unaudited)
Investment Income:
Interest			$3,694,705
Dividends received from affiliated holdings*			1,083,506
Net income on securities loaned (includes $13,918 received from an affiliated holding* related to cash collateral balances)			85
TOTAL INCOME			4,778,296
Expenses:
Investment adviser fee (Note 5)		$541,725
Administrative fee (Note 5)		143,181
Custodian fees		8,462
Transfer agent fee (Note 2)		91,693
Directors'/Trustees' fees (Note 5)		2,260
Auditing fees		15,410
Legal fees		4,666
Portfolio accounting fees		67,993
Other service fees (Notes 2 and 5)		49,417
Share registration costs		33,646
Printing and postage		17,435
Miscellaneous (Note 5)		13,262
TOTAL EXPENSES		989,150
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(210,334)
Reimbursement of other operating expenses (Notes 2 and 5)	(54,734)
TOTAL WAIVER AND REIMBURSEMENTS		(265,068)
Net expenses			724,082
Net investment income			4,054,214
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $266,968 on sales of investments in affiliated holdings*)	$426,699
Net realized gain (loss) on futures contracts	(203)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(267,737) on investments in affiliated holdings*)	3,316,390
Net change in unrealized appreciation of futures contracts	(15,196)
Net realized and unrealized gain on investments and futures contracts	3,727,690
Change in net assets resulting from operations	$7,781,904
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2020	Year Ended 8/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,054,214	$8,299,552
Net realized gain (loss)	426,496	(1,384,025)
Net change in unrealized appreciation/depreciation	3,301,194	12,528,343
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,781,904	19,443,870
Distributions to Shareholders:
Class A Shares	(269,293)	(498,380)
Institutional Shares	(3,118,928)	(6,352,111)
Service Shares	(127,586)	(241,118)
Class R6 Shares	(524,300)	(1,206,372)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,040,107)	(8,297,981)
Share Transactions:
Proceeds from sale of shares	86,338,730	162,319,837
Net asset value of shares issued to shareholders in payment of distributions declared	3,793,038	7,739,288
Cost of shares redeemed	(78,019,850)	(152,229,499)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,111,918	17,829,626
Change in net assets	15,853,715	28,975,515
Net Assets:
Beginning of period	373,486,719	344,511,204
End of period	$389,340,434	$373,486,719
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2020 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Institutional Trust and Federated Hermes Short-Intermediate Total Return Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income.
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Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $265,068 is disclosed in various locations in this Note 2 and Note 5. For the six months ended February 29, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$8,160	$(5,241)
Institutional Shares	77,235	(47,280)
Service Shares	3,590	(2,213)
Class R6 Shares	2,708	—
TOTAL	$91,693	$(54,734)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$33,583
Service Shares	15,834
TOTAL	$49,417
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of cash, which is shown as due to broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $654,654. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$ 14,973*
*	Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(203)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(15,196)
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of February 29, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$6,136,625	$6,247,500
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,745,127	$28,714,339	555,377	$5,673,406
Shares issued to shareholders in payment of distributions declared	24,103	251,973	44,640	456,935
Shares redeemed	(354,210)	(3,693,484)	(799,820)	(8,155,427)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,415,020	$25,272,828	(199,803)	$(2,025,086)
Semi-Annual Shareholder Report

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,808,604	$39,689,192	11,303,360	$115,424,903
Shares issued to shareholders in payment of distributions declared	277,109	2,892,740	570,941	5,846,955
Shares redeemed	(6,469,401)	(67,501,230)	(11,678,142)	(119,017,674)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,383,688)	$(24,919,298)	196,159	$2,254,184

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	183,920	$1,914,963	293,947	$3,029,961
Shares issued to shareholders in payment of distributions declared	11,923	124,379	22,407	229,076
Shares redeemed	(113,851)	(1,184,463)	(358,430)	(3,645,677)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	81,992	$854,879	(42,076)	$(386,640)

	Six Months Ended 2/29/2020		Year Ended 8/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,523,886	$16,020,236	3,766,949	$38,191,567
Shares issued to shareholders in payment of distributions declared	50,188	523,946	117,933	1,206,322
Shares redeemed	(541,243)	(5,640,673)	(2,095,747)	(21,410,721)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,032,831	$10,903,509	1,789,135	$17,987,168
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,146,155	$12,111,918	1,743,415	$17,829,626
4. FEDERAL TAX INFORMATION
At February 29, 2020, the cost of investments for federal tax purposes was $385,545,604. The net unrealized appreciation of investments for federal tax purposes was $9,135,525. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,298,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,163,032. The amounts presented are inclusive of derivative contracts.
As of August 31, 2019, the Fund had a capital loss carryforward of $7,639,169 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$3,104,791	$4,534,378	$7,639,169
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended February 29, 2020, the Adviser voluntarily waived $208,009 of its fee and voluntarily reimbursed $54,734 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 29, 2020, the Adviser reimbursed $2,325.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2020, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2020, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended February 29, 2020, FSSC received $9,220 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2020, were as follows:
Purchases	$21,807,877
Sales	$30,169,747
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 29, 2020, the Fund had no outstanding loans. During the six months ended February 29, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2020, there were no outstanding loans. During the six months ended February 29, 2020, the program was not utilized.
9. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.70	$3.11
Institutional Shares	$1,000	$1,021.00	$1.86
Service Shares	$1,000	$1,019.70	$3.11
Class R6 Shares	$1,000	$1,021.00	$1.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.78	$3.12
Institutional Shares	$1,000	$1,023.02	$1.86
Service Shares	$1,000	$1,021.78	$3.12
Class R6 Shares	$1,000	$1,023.07	$1.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.62%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
Semi-Annual Shareholder Report

management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
Semi-Annual Shareholder Report

in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
Semi-Annual Shareholder Report

Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors
Semi-Annual Shareholder Report

and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
34586 (4/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2020